Earnings / (Loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2025 vote shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Earnings / (Loss) Per Share [line items]
Outstanding share awards	14.3
Class A Ordinary Shares [Member]
Earnings / (Loss) Per Share [line items]
Number of votes granted (in vote) | vote	1
Class V Ordinary Shares [Member]
Earnings / (Loss) Per Share [line items]
Number of votes granted (in vote) | vote	10
November 2024 convertible senior notes [Member]
Earnings / (Loss) Per Share [line items]
Potential ordinary shares	400,000
June 2025 Convertible Senior Notes [Member]
Earnings / (Loss) Per Share [line items]
Potential ordinary shares	23,600,000
November 2025 convertible senior notes [Member[
Earnings / (Loss) Per Share [line items]
Potential ordinary shares	22,500,000
Share Awards Exercisable [Member]
Earnings / (Loss) Per Share [line items]
Potential ordinary shares		13,900,000	11,700,000
Promissory Note Convertible [Member]
Earnings / (Loss) Per Share [line items]
Potential ordinary shares		2,000,000	3,100,000
Norway Acquisition [Member]
Earnings / (Loss) Per Share [line items]
Potential ordinary shares		400,000
Warrants [member]
Earnings / (Loss) Per Share [line items]
Potential ordinary shares		5,200,000
August and November 2024 Convertible Senior Notes [Member]
Earnings / (Loss) Per Share [line items]
Potential ordinary shares